Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of interests in subsidiaries

Year ended Dec. 31	2018	2017	2016
Revenues	462	459	259
Net earnings	241	13	1
Total comprehensive income	281	(24)	40
Amounts attributable to the non-controlling interests:
Net earnings	94	11	2
Total comprehensive income	110	—	18
Distributions paid to non-controlling interests	79	85	83

As at Dec. 31	2018	2017
Current assets	250	145
Long-term assets	3,497	3,483
Current liabilities	(159)	(356)
Long-term liabilities	(1,192)	(1,075)
Total equity	(2,396)	(2,197)
Equity attributable to non-controlling interests	(961)	(812)
Non-controlling interests’ share (per cent)	39.1	36.0
B. TA Cogen

Year ended Dec. 31	2018	2017	2016
Results of operations
Revenues	185	175	274
Net earnings	29	61	211
Total comprehensive income	29	61	258
Amounts attributable to the non-controlling interest:
Net earnings	14	31	105
Total comprehensive income	14	31	128
Distributions paid to Canadian Power Holdings Inc.	86	87	68

As at Dec. 31	2018	2017
Current assets	82	193
Long-term assets	354	404
Current liabilities	(54)	(73)
Long-term liabilities	(28)	(26)
Total equity	(354)	(498)
Equity attributable to Canadian Power Holdings Inc.	(176)	(247)
Non-controlling interest share (per cent)	49.99	49.99
Details of the Corporation’s principal operating subsidiaries at Dec. 31, 2018, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.9	Generation and sale of electricity

Disclosure of information about key management personnel
TransAlta’s key management personnel include the President and CEO and members of the senior management team that report directly to the President and CEO, and the members of the Board.
Key management personnel compensation is as follows:

Year ended Dec. 31	2018	2017	2016
Total compensation	17	24	20
Comprised of:
Short-term employee benefits	11	14	8
Post-employment benefits	2	2	2
Share-based payments	4	8	10